Document And Entity Information	Aug. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2024
Entity Registrant Name	Grayscale Litecoin Trust (LTC)
Entity Central Index Key	0001732406
Entity File Number	000-56310
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-6868171
Entity Address, Address Line One	c/o Grayscale Investments, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Title of 12(g) Security	Grayscale Litecoin Trust (LTC) Shares
Trading Symbol	LTCN